Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2012
Securities Sold Under Agreements to Repurchase [Abstract]
Securities Sold Under Agreements to Repurchase
11.	Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase represent overnight borrowings from customers.  The U.S. government securities that collateralize these agreements are owned by the Company but maintained in the custody of an unaffiliated bank designated by the Company.  Additional information follows:

	2012	2011	2010

Maximum month-end amount outstanding	$7,621,281	$6,232,343	$7,406,820
Average amount outstanding	$5,705,269	$4,720,430	$6,255,811
Average rate paid during the year	0.23%	0.47%	0.50%
Investment securities underlying the agreements at year end
Carrying value	$12,403,941	$13,596,710	$16,260,171
Estimated fair value	$12,466,438	$13,720,545	$16,472,393